ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

	December 31, 2022 $	December 31, 2021 $

Accounts receivable	237,506	202,050

As at December 31, 2022, 32% (December 31, 2021 – 60%) of the Company’s accounts receivable are current, and the Company recorded $nil (December 31, 2021 - $59,307) of bad debt expense related to certain customer accounts.

One customer accounted for 32% of accounts receivable at December 31, 2022 (2021 – 55% of accounts receivable) and 89% (2021 – 97%) of total revenues during the year ended December 31, 2022.